Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000001642 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	41.30%
C000001642 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	15.10%
C000001642 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000001642 | Hyatt Hotels Corporation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000001642 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000001642 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001642 | The Charles Schwab Corporation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001642 | FactSet Research Systems Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000001642 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001642 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001642 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	90.70%
C000001642 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	52.10%
C000001642 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000001642 | Financials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000001642 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001642 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000001642 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001642 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077805 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	41.30%
C000077805 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	15.10%
C000077805 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077805 | Hyatt Hotels Corporation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077805 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000077805 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077805 | The Charles Schwab Corporation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077805 | FactSet Research Systems Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077805 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077805 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077805 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	90.70%
C000077805 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	52.10%
C000077805 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000077805 | Financials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000077805 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077805 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077805 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077805 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174760 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	41.30%
C000174760 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	15.10%
C000174760 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000174760 | Hyatt Hotels Corporation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000174760 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000174760 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000174760 | The Charles Schwab Corporation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000174760 | FactSet Research Systems Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174760 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174760 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174760 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	90.70%
C000174760 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	52.10%
C000174760 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000174760 | Financials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000174760 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000174760 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000174760 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174760 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000065146 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000065146 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000065146 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065146 | Hyatt Hotels Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065146 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065146 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065146 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000065146 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065146 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065146 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065146 | On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065146 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000065146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000065146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000065146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000065146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000065146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077806 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000077806 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077806 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077806 | Hyatt Hotels Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077806 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077806 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077806 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000077806 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077806 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077806 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077806 | On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077806 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000077806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000077806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000077806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174761 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000174761 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000174761 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174761 | Hyatt Hotels Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174761 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174761 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174761 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000174761 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174761 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174761 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174761 | On Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000174761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000174761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000174761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000174761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174761 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073358 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073358 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000073358 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073358 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073358 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073358 | eDreams ODIGEO SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073358 | Constellation Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073358 | InPost S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073358 | HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073358 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073358 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000073358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000073358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000073358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000073358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000073358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000073358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000073358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073358 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000073358 | India
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000073358 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000073358 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000073358 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000073358 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073358 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000073358 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073358 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073358 | Spain
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000077807 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077807 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000077807 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077807 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077807 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077807 | eDreams ODIGEO SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077807 | Constellation Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077807 | InPost S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077807 | HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077807 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077807 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077807 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000077807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077807 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000077807 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077807 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077807 | India
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077807 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000077807 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077807 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077807 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077807 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077807 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077807 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077807 | Spain
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000174762 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174762 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000174762 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174762 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174762 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174762 | eDreams ODIGEO SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174762 | Constellation Software Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174762 | InPost S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174762 | HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174762 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174762 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174762 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000174762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000174762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000174762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174762 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000174762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174762 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174762 | India
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174762 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174762 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000174762 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000174762 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000174762 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174762 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174762 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174762 | Spain
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000082256 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000082256 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000082256 | Blackstone Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082256 | CBRE Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082256 | GDS Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082256 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082256 | Jones Lang LaSalle Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082256 | Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082256 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082256 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082256 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082256 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082256 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000082256 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000082256 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082256 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082256 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000082256 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082257 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000082257 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000082257 | Blackstone Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082257 | CBRE Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082257 | GDS Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082257 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082257 | Jones Lang LaSalle Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082257 | Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082257 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082257 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082257 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082257 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082257 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000082257 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000082257 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082257 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082257 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000082257 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165214 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000165214 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000165214 | Blackstone Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000165214 | CBRE Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165214 | GDS Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165214 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165214 | Jones Lang LaSalle Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165214 | Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165214 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000165214 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165214 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000165214 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000165214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000165214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000165214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000165214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000165214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000095861 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000095861 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095861 | InPost S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095861 | HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095861 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095861 | Tencent Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095861 | Swiggy Limited
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095861 | Alibaba Group Holding Limited
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095861 | Bharti Airtel Limited
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095861 | Full Truck Alliance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095861 | Contemporary Amperex Technology Co., Limited
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000095861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000095861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000095861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000095861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095861 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000095861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095861 | India
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000095861 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000095861 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000095861 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000095861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095861 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095861 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095861 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095861 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095861 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000095862 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000095862 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095862 | InPost S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095862 | HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095862 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095862 | Tencent Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095862 | Swiggy Limited
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095862 | Alibaba Group Holding Limited
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095862 | Bharti Airtel Limited
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095862 | Full Truck Alliance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095862 | Contemporary Amperex Technology Co., Limited
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095862 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000095862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000095862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000095862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000095862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000095862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095862 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095862 | India
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000095862 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000095862 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000095862 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000095862 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095862 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095862 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095862 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095862 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095862 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165215 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000165215 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000165215 | InPost S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000165215 | HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165215 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165215 | Tencent Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000165215 | Swiggy Limited
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000165215 | Alibaba Group Holding Limited
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000165215 | Bharti Airtel Limited
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000165215 | Full Truck Alliance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165215 | Contemporary Amperex Technology Co., Limited
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000165215 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000165215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000165215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000165215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000165215 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000165215 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000165215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000165215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000165215 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165215 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000165215 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000165215 | India
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000165215 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000165215 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000165215 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000165215 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000165215 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165215 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000165215 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000165215 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000165215 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112440 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000112440 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000112440 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112440 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112440 | Shopify Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112440 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112440 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112440 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112440 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112440 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112440 | Zomato Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112440 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000112440 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112440 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000112440 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000112440 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112440 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112440 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112440 | India
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000112440 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000112440 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112440 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112440 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112440 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112440 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112440 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112440 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000112440 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112441 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000112441 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000112441 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112441 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112441 | Shopify Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112441 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112441 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112441 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112441 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112441 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112441 | Zomato Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112441 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112441 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000112441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000112441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000112441 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112441 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112441 | India
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000112441 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000112441 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112441 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112441 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112441 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112441 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112441 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112441 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000112441 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174764 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174764 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000174764 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174764 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174764 | Shopify Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174764 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174764 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174764 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174764 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174764 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174764 | Zomato Limited
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174764 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000174764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000174764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000174764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174764 | India
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174764 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174764 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174764 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174764 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174764 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174764 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174764 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174764 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000174764 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196927 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000196927 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000196927 | GDS Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196927 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196927 | Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196927 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196927 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196927 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196927 | The Macerich Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196927 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196927 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196927 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000196927 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196927 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196927 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196927 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000196928 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000196928 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000196928 | GDS Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196928 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196928 | Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196928 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196928 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196928 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196928 | The Macerich Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196928 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196928 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000196928 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196928 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196928 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196928 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000196929 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000196929 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000196929 | GDS Holdings Limited
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196929 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196929 | Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196929 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000196929 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196929 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196929 | The Macerich Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196929 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196929 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196929 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000196929 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196929 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196929 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196929 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000200241 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000200241 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200241 | UnitedHealth Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200241 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200241 | Eli Lilly and Company
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200241 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200241 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200241 | Arcellx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200241 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200241 | Vertex Pharmaceuticals Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200241 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200241 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000200241 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200239 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000200239 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200239 | UnitedHealth Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200239 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200239 | Eli Lilly and Company
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200239 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200239 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200239 | Arcellx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200239 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200239 | Vertex Pharmaceuticals Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200239 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200239 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000200239 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200240 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000200240 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200240 | UnitedHealth Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200240 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200240 | Eli Lilly and Company
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200240 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200240 | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200240 | Arcellx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200240 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200240 | Vertex Pharmaceuticals Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200240 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200240 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000200240 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216733 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000216733 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216733 | Mastercard Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216733 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216733 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216733 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216733 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216733 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216733 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216733 | Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216733 | Tradeweb Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000216733 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216733 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000216733 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216733 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000216733 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000216734 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000216734 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216734 | Mastercard Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216734 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216734 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216734 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216734 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216734 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216734 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216734 | Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216734 | Tradeweb Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000216734 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216734 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000216734 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216734 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000216734 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000216732 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000216732 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216732 | Mastercard Incorporated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216732 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216732 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216732 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216732 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216732 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216732 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216732 | Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216732 | Tradeweb Markets Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000216732 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216732 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000216732 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216732 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000216732 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227029 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000227029 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227029 | Bharti Airtel Limited
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227029 | Zomato Limited
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227029 | ICICI Bank Limited
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227029 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227029 | HDFC Bank Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227029 | Reliance Industries Limited
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227029 | Tata Consultancy Services Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227029 | Max Healthcare Institute Limited
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227029 | Aster DM Healthcare Limited
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227029 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000227029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000227029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000227029 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000227029 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227029 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227029 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227029 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227029 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227030 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000227030 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227030 | Bharti Airtel Limited
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227030 | Zomato Limited
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227030 | ICICI Bank Limited
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227030 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227030 | HDFC Bank Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227030 | Reliance Industries Limited
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227030 | Tata Consultancy Services Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227030 | Max Healthcare Institute Limited
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227030 | Aster DM Healthcare Limited
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227030 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000227030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000227030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000227030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000227030 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227030 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227028 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000227028 | Trent Limited
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227028 | Bharti Airtel Limited
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227028 | Zomato Limited
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227028 | ICICI Bank Limited
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227028 | Bajaj Finance Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227028 | HDFC Bank Limited
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227028 | Reliance Industries Limited
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227028 | Tata Consultancy Services Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227028 | Max Healthcare Institute Limited
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227028 | Aster DM Healthcare Limited
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227028 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000227028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000227028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000227028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000227028 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227028 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000233227 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233227 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000233227 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233227 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233227 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000233227 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233227 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233227 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000233227 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233227 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233227 | Duolingo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233227 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233227 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000233227 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233227 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233227 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000233227 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000233227 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233227 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233228 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233228 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000233228 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233228 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233228 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000233228 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233228 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233228 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000233228 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233228 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233228 | Duolingo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233228 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233228 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000233228 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233228 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233228 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000233228 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000233228 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233228 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233226 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233226 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000233226 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233226 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233226 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000233226 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233226 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233226 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000233226 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233226 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233226 | Duolingo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233226 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233226 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000233226 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233226 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233226 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000233226 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000233226 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233226 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196932 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196932 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000196932 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000196932 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000196932 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000196932 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196932 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196932 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000196932 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196932 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196932 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196932 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000196932 | India
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196932 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196932 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196932 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196932 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196932 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196932 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196932 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000196932 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198571 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198571 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198571 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198571 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000198571 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000198571 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198571 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198571 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198571 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198571 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198571 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198571 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198571 | India
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198571 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198571 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198571 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198571 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198571 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198571 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000198571 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196933 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196933 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000196933 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000196933 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000196933 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000196933 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196933 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000196933 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000196933 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196933 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196933 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196933 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000196933 | India
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196933 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196933 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196933 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196933 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196933 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196933 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196933 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000196933 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%